UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07807

Fidelity Revere Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Central Fund

August 31, 2006

TCC-QTLY-1006

1.805760.102

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 7.4%
Due Date	Yield (a)	Principal Amount	Value
Fannie Mae - 2.8%
9/21/06 to 9/5/07	5.30 to 5.61% (b)	$ 919,000,000	$ 918,886,095
Federal Home Loan Bank - 0.8%
8/15/07 to 9/14/07	5.50 to 5.56 (c)	269,000,000	268,988,769
Freddie Mac - 3.8%
9/6/06 to 1/19/07	4.26 to 5.43	1,254,439,000	1,243,921,185
TOTAL FEDERAL AGENCIES			2,431,796,049
Time Deposits - 13.7%

Credit Suisse Group
9/1/06	5.28	1,300,000,000	1,300,000,000
Landesbank Baden-Wuert
9/1/06	5.28	395,500,000	395,500,000
Rabobank Nederland Coop. Central
9/1/06	5.29	1,300,000,000	1,300,000,000
Societe Generale
9/1/06	5.28	1,300,000,000	1,300,000,000
SunTrust Banks, Inc.
9/1/06	5.30	180,000,000	180,000,000
TOTAL TIME DEPOSITS			4,475,500,000
Repurchase Agreements - 79.6%
	Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations) dated 8/31/06 due 9/1/06 at:
5.26% (d)	$ 1,125,164,375	1,125,000,000
5.29% (d)	17,238,128,590	17,235,597,000
5.29% (d)	335,444,238	335,395,000
In a joint trading account (Collateralized by U.S. Treasury Obligations) dated 8/31/06 due 9/1/06 at:
5.25% (d)	6,789,033,154	6,788,043,000
5.25% (d)	52,236,611	52,229,000
Repurchase Agreements - continued
	Maturity Amount	Value
With Banc of America Securities LLC at:
5.35%, dated 8/31/06 due 9/1/06 (Collateralized by Corporate Obligations valued at $331,501,204, 3.88% - 9.5%, 7/22/08 - 5/1/42)	$ 325,048,299	$ 325,000,000
5.37%, dated 8/31/06 due 9/1/06 (Collateralized by Corporate Obligations valued at $224,400,000, 4.25% - 7.95%, 1/15/07 - 8/15/36)	220,032,817	220,000,000
TOTAL REPURCHASE AGREEMENTS		26,081,264,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $32,988,560,049)		32,988,560,049
NET OTHER ASSETS - (0.7)%		(245,166,469)
NET ASSETS - 100%		$ 32,743,393,580
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$1,125,000,000 due 9/1/06 at 5.26%
Countrywide Securities Corporation	$ 375,000,000
WestLB AG	750,000,000
$ 1,125,000,000

$17,235,597,000 due 9/1/06 at 5.29%
Banc of America Securities LLC.	6,641,190,029
Bank of America, National Association	1,116,173,332
Barclays Capital Inc.	3,702,036,646
Citigroup Global Markets Inc..	279,043,333
Countrywide Securities Corporation	1,395,216,665
Goldman Sachs & Co.	837,129,999
UBS Securities LLC	2,790,433,330
WestLB AG	474,373,666
$ 17,235,597,000

Repurchase Agreement/ Counterparty	Value
$335,395,000 due 9/1/06 at 5.29%
Banc of America Securities LLC.	$ 87,841,548
Credit Suisse First Boston LLC	247,553,452
$ 335,395,000

$6,788,043,000 due 9/1/06 at 5.25%
BNP Paribas Securities Corp.	1,344,872,546
Countrywide Securities Corporation	321,480,403
Credit Suisse First Boston LLC	221,464,278
HSBC Securities (USA), Inc	785,840,986
Merrill Lynch Government Securities, Inc.	1,428,801,793
Merrill Lynch, Pierce, Fenner & Smith	1,835,445,927
Morgan Stanley & Co. Incorporated.	850,137,067
$ 6,788,043,000

$52,229,000 due 9/1/06 at 5.25%
Bank of America, National Association	10,316,009
Credit Suisse First Boston LLC	22,702,870
Lehman Brothers Inc..	19,210,121
$ 52,229,000
Income Tax Information
At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $32,988,560,049.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal
Cash Central Fund

August 31, 2006

MCC-QTLY-1006

1.805745.102

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.8%
	Principal Amount	Value
Alabama - 1.0%
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 3.66%, VRDN (b)(c)	$ 9,500,000	$ 9,500,000
Alaska - 0.9%
Alaska Intl. Arpts. Revs. Series 2006 C, 3.48% (MBIA Insured), VRDN (b)(c)	9,000,000	9,000,000
Arizona - 3.6%
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) 3.47%, LOC Fannie Mae, VRDN (b)(c)	6,100,000	6,100,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 3.69%, LOC KBC Bank NV, VRDN (b)(c)	6,790,000	6,790,000
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev. Bonds 3.8% tender 10/6/06, CP mode (c)	3,000,000	3,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (Glenn Oaks Apts. Proj.) Series 2001, 3.47%, LOC Fannie Mae, VRDN (b)(c)	4,200,325	4,200,325
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 1165, 3.48% (Liquidity Facility Morgan Stanley) (b)(c)(d)	1,000,000	1,000,000
Phoenix & Pima County Participating VRDN Series LB 06 P29U, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	1,875,000	1,875,000
Phoenix Civic Impt. Corp. District Rev. Participating VRDN:
Series PZ 113, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,100,000	3,100,000
Series PZ 85, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,800,000	1,800,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series MT 247, 3.48% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	3,500,000	3,500,000
Tuscon Ind. Dev. Auth. Participating VRDN Series LB 06 P39U, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	2,990,000	2,990,000
		34,355,325
Arkansas - 1.2%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) 3.48%, LOC Fannie Mae, VRDN (b)(c)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Arkansas - continued
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series MS 1139, 3.48% (Liquidity Facility Morgan Stanley) (b)(c)(d)	$ 7,400,000	$ 7,400,000
Series ROC II R121, 3.48% (Liquidity Facility Citibank NA) (b)(c)(d)	2,990,000	2,990,000
		11,390,000
California - 0.7%
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Participating VRDN Series PT 998, 3.48% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	2,240,000	2,240,000
(Home Mtg. Prog.) Series 2005 H, 3.61% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(c)	2,250,000	2,250,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Republic Services, Inc. Proj.) 3.8%, VRDN (b)(c)	500,000	500,000
Los Angeles Reg'l. Arpt. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) 3.73%, LOC Societe Generale, VRDN (b)(c)	1,425,000	1,425,000
		6,415,000
Colorado - 2.3%
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series TOC 06 Z2, 3.48% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	1,310,000	1,310,000
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 3.58%, LOC JPMorgan Chase Bank, VRDN (b)	1,000,000	1,000,000
Colorado Hsg. & Fin. Auth. Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 3.46%, LOC Wachovia Bank NA, VRDN (b)(c)	1,700,000	1,700,000
Denver City & County Arpt. Rev.:
Participating VRDN:
Series PT 688, 3.49% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(c)(d)	6,235,000	6,235,000
Series PT 920, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,500,000	1,500,000
Series 2000 C, 3.44% (MBIA Insured), VRDN (b)(c)	1,600,000	1,600,000
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series MS 997, 3.48% (Liquidity Facility Morgan Stanley) (b)(d)	1,720,000	1,720,000
Municipal Securities - continued
	Principal Amount	Value
Colorado - continued
E-470 Pub. Hwy. Auth. Rev. Participating VRDN: - continued
Series TOC 06 Z9, 3.48% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	$ 5,921,000	$ 5,921,000
El Paso County Co. Single Family Mtg. Rev. Participating VRDN Series MS 1136, 3.48% (Liquidity Facility Morgan Stanley) (b)(c)(d)	1,068,500	1,068,500
		22,054,500
Delaware - 0.8%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.7%, VRDN (b)	5,700,000	5,700,000
Series 1999 A, 3.67%, VRDN (b)	400,000	400,000
Series 1999 B, 3.72%, VRDN (b)(c)	1,100,000	1,100,000
		7,200,000
District Of Columbia - 0.9%
Bank of New York Muni. Ctfs. trust various states Participating VRDN Series BNY 05 5, 3.53% (Liquidity Facility Bank of New York, New York) (b)(c)(d)	3,400,000	3,400,000
Metropolitan Washington Arpt. Auth. Sys. Rev. Participating VRDN:
Series PT 1991, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	3,180,000	3,180,000
Series ROC II R195, 3.48% (Liquidity Facility Citibank NA) (b)(c)(d)	1,500,000	1,500,000
		8,080,000
Florida - 1.8%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 17, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,000,000	1,000,000
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 3.56% (Liquidity Facility Bank of New York, New York) (b)(c)(d)	1,065,000	1,065,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2002 E, 3.48% (FSA Insured), VRDN (b)(c)	1,700,000	1,700,000
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (La Miranda Gardens Proj.) Series A, 3.51%, LOC SunTrust Banks, Inc., VRDN (b)(c)	2,500,000	2,500,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN Series PT 2411, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	2,590,000	2,590,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Pinellas County Hsg. Fin. Auth. Single Family Mortgage Rev. Participating VRDN Series PT 2355, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	$ 3,375,000	$ 3,375,000
Tampa Sports Auth. Rev. Participating VRDN Series SGA 61, 3.6% (Liquidity Facility Societe Generale) (b)(d)	5,000,000	5,000,000
		17,230,000
Georgia - 4.2%
Atlanta Arpt. Rev. Participating VRDN:
MOTC PA 1329R, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	4,260,000	4,260,000
Series PT 901, 3.49% (Liquidity Facility BNP Paribas SA) (b)(c)(d)	6,525,000	6,525,000
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 3.49%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(c)	12,950,000	12,950,000
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.):
Series 2000 B, 3.55%, LOC Gen. Elec. Cap. Corp., VRDN (b)(c)	2,900,000	2,900,000
Series 2000 C, 3.55%, LOC Gen. Elec. Cap. Corp., VRDN (b)(c)	3,700,000	3,700,000
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 3.52%, LOC Comerica Bank, Detroit, VRDN (b)(c)	1,085,000	1,085,000
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Mill Apts. Proj.) 3.46%, LOC SunTrust Banks, Inc., VRDN (b)(c)	1,900,000	1,900,000
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 B, 3.46%, LOC SunTrust Banks, Inc., VRDN (b)(c)	2,160,000	2,160,000
Putnam Dev. Auth. Swr. Facility Rev. (Oconee Crossings Wharf Proj.) 3.51%, LOC Wachovia Bank NA, VRDN (b)(c)	4,515,000	4,515,000
		39,995,000
Hawaii - 1.2%
Hawaii Arpt. Sys. Rev. Participating VRDN Series PT 2310, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,305,000	1,305,000
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series PA 1244, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	2,500,000	2,500,000
Hawaii Hsg. Fin. & Dev. Corp. Single Family Mtg. Purp. Rev. Participating VRDN Series LB 05 L6, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	7,395,000	7,395,000
		11,200,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - 10.1%
Aurora Single Family Mtg. Rev. Participating VRDN Series MS 1152, 3.48% (Liquidity Facility Morgan Stanley) (b)(c)(d)	$ 4,800,000	$ 4,800,000
Boone McHenry & Dekalb Counties Cmnty. Unit School District #100 Participating VRDN Series PZ 50, 3.48% (Liquidity Facility BNP Paribas SA) (b)(d)	3,000,000	3,000,000
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 3.54%, LOC Fannie Mae, VRDN (b)(c)	1,415,000	1,415,000
Chicago Gen. Oblig. Participating VRDN Series EGL 01 1303, 3.56% (Liquidity Facility Citibank NA) (b)(d)	2,450,000	2,450,000
Chicago Midway Arpt. Rev.:
Series 1998 A, 3.66% (MBIA Insured), VRDN (b)(c)	42,400,000	42,400,000
Series 1998 B, 3.66% (MBIA Insured), VRDN (b)(c)	3,100,000	3,100,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series MT 49, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	2,000,000	2,000,000
Series MT 53, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	2,300,000	2,300,000
Series MT 59, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	6,150,000	6,150,000
Series PT 1993, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,060,000	1,060,000
Series Putters 653Z, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	4,195,000	4,195,000
Series ROC II R239, 3.48% (Liquidity Facility Citibank NA) (b)(c)(d)	5,200,000	5,200,000
Chicago Wastewtr. Transmission Rev. Participating VRDN Series PZ 40, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,310,000	2,310,000
Lemont Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.) 3.65%, LOC Bank of New York, New York, VRDN (b)(c)	6,200,000	6,200,000
Will County Exempt Facilities Rev.:
(Amoco Chemical Co. Proj.) Series 1998 A, 3.65%, VRDN (b)(c)	2,595,000	2,595,000
(BP Amoco Chemical Co. Proj.) 3.65% (BP PLC Guaranteed), VRDN (b)(c)	5,900,000	5,900,000
		95,075,000
Indiana - 2.8%
Indiana Dev. Fin. Auth. Indl. Dev. Rev. (Republic Services, Inc. Proj.) 3.62%, LOC SunTrust Banks, Inc., VRDN (b)(c)	1,730,000	1,730,000
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series LB 03 L45J, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	6,210,000	6,210,000
Municipal Securities - continued
	Principal Amount	Value
Indiana - continued
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN:
Series MT 39, 3.49% (Liquidity Facility Svenska Handelsbanken AB) (b)(c)(d)	$ 4,415,000	$ 4,415,000
Series PT 731, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	2,600,000	2,600,000
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 3.71%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(c)	350,000	350,000
Whiting Indl. Swr. & Solid Waste Disp. Rev.:
(Amoco Oil Co. Proj.) 3.65% (BP PLC Guaranteed), VRDN (b)(c)	6,325,000	6,325,000
(BP Amoco Oil Co. Proj.) 3.65% (BP PLC Guaranteed), VRDN (b)(c)	4,420,000	4,420,000
		26,050,000
Iowa - 0.1%
Iowa Fin. Auth. Indl. Dev. Rev. (Grafco Industries Proj.) Series 1999, 3.51%, LOC Bank of America NA, VRDN (b)(c)	900,000	900,000
Kansas - 0.7%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) 3.48%, LOC Bank of America NA, VRDN (b)(c)	6,700,000	6,700,000
Kentucky - 2.5%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 3.53%, LOC JPMorgan Chase Bank, VRDN (b)(c)	9,570,000	9,570,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.) Series 1993 B, 3.5% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	2,300,000	2,300,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 3.53%, LOC Bank of America NA, VRDN (b)(c)	2,920,000	2,920,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.) Series B, 3.66% (United Parcel Svc. of America Guaranteed), VRDN (b)(c)	3,000,000	3,000,000
Louisville Regulated Apt. Auth. Participating VRDN Series LB 06 K45, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	4,600,000	4,600,000
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 3.52% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	1,595,000	1,595,000
		23,985,000
Municipal Securities - continued
	Principal Amount	Value
Louisiana - 10.2%
Calcasieu Parish Indl. Dev. Board Envir. Rev. (Citgo Petroleum Corp. Proj.):
Series 1994, 3.65%, LOC BNP Paribas SA, VRDN (b)(c)	$ 5,700,000	$ 5,700,000
3.65%, LOC BNP Paribas SA, VRDN (b)(c)	13,850,000	13,850,000
East Baton Rouge Mtg. Fing. Auth. Single Family Rev. Participating VRDN Series MS 973, 3.51% (Liquidity Facility Morgan Stanley) (b)(c)(d)	8,800,000	8,800,000
Jefferson Parish Home Mtg. Auth. Single Family Mtg. Rev. Participating VRDN Series LB 03 L51J, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	3,055,000	3,055,000
Louisiana Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN:
Series MS 1066, 3.51% (Liquidity Facility Morgan Stanley) (b)(c)(d)	490,000	490,000
Series MS 1224, 3.49% (Liquidity Facility Morgan Stanley) (b)(c)(d)	4,365,000	4,365,000
Series Clipper 05 11, 3.5% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	2,829,000	2,829,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) 3.5%, VRDN (b)(c)	6,250,000	6,250,000
Plaquemines Parish Envir. Rev. (BP Exploration & Oil, Inc. Proj.):
Series 1994, 3.65%, VRDN (b)(c)	9,100,000	9,100,000
Series 1995, 3.65%, VRDN (b)(c)	6,800,000	6,800,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.) Series A, 3.63%, VRDN (b)(c)	11,100,000	11,100,000
(Shell Oil Co.-Norco Proj.):
Series 1991, 3.62%, VRDN (b)(c)	6,675,000	6,675,000
Series 1993, 3.63%, VRDN (b)(c)	7,200,000	7,200,000
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.):
Series 1993, 3.76%, VRDN (b)(c)	1,000,000	1,000,000
Series 1994 A, 3.76%, VRDN (b)(c)	3,700,000	3,700,000
Series 1994 B, 3.69%, VRDN (b)	2,600,000	2,600,000
Series 1995, 3.76%, VRDN (b)(c)	3,050,000	3,050,000
		96,564,000
Municipal Securities - continued
	Principal Amount	Value
Maine - 0.9%
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN Series MT 185, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	$ 600,000	$ 600,000
Maine Hsg. Auth. Mtg. Purchase Rev. Series 2003 E2, 3.45% (AMBAC Insured), VRDN (b)(c)	8,115,000	8,115,000
		8,715,000
Maryland - 0.2%
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN Series MT 89, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	1,510,000	1,510,000
Michigan - 2.1%
Michigan Hosp. Fin. Auth. Hosp. Rev. (Trinity Health Sys. Proj.) Series E, 3.57% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (b)	15,000,000	15,000,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Mans Proj.) Series 1998, 3.57%, LOC Comerica Bank, Detroit, VRDN (b)(c)	500,000	500,000
Wayne Charter County Arpt. Rev. (Detroit Metropolitan Wayne County Arpt. Proj.) 3.46% (FSA Insured), VRDN (b)(c)	4,100,000	4,100,000
		19,600,000
Minnesota - 1.0%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MT 118, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	2,020,000	2,020,000
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series PT 727, 3.49% (Liquidity Facility BNP Paribas SA) (b)(c)(d)	1,700,000	1,700,000
Minnesota Hsg. Fin. Agcy. Participating VRDN Series LB 03 L28J, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	3,750,000	3,750,000
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN Series PZ 77, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,205,000	2,205,000
		9,675,000
Mississippi - 0.5%
Mississippi Bus. Fin. Corp. Envir. Impt. Rev. (Trex Co., Inc. Proj.) 3.5%, LOC JPMorgan Chase Bank, VRDN (b)(c)	4,700,000	4,700,000
Nebraska - 1.2%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.46%, LOC Bank of America NA, VRDN (b)(c)	1,500,000	1,500,000
Municipal Securities - continued
	Principal Amount	Value
Nebraska - continued
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN Series Merlots 00 UU, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	$ 1,410,000	$ 1,410,000
Series 2001 B, 3.49% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	2,610,000	2,610,000
Series 2001 C, 3.49% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	1,315,000	1,315,000
Series 2002 B, 3.49% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	2,680,000	2,680,000
Series 2002 C, 3.49% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	1,885,000	1,885,000
Series 2002 F, 3.49% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	40,000	40,000
		11,440,000
Nevada - 2.2%
Clark County Arpt. Rev. Participating VRDN:
Series PT 2806, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	3,420,000	3,420,000
Series Putters 498, 3.48% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(c)(d)	5,255,000	5,255,000
Clark County Indl. Dev. Rev.:
Participating VRDN Series PA 1023, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	6,190,000	6,190,000
(Southwest Gas Corp. Proj.) Series A, 3.5%, LOC Bank of America NA, VRDN (b)(c)	3,750,000	3,750,000
Director of State Dept. Bus. & Ind. Solid Waste Disp. Rev. (Republic Svcs., Inc. Proj.) 3.8%, VRDN (b)(c)	2,500,000	2,500,000
		21,115,000
New Hampshire - 0.9%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 3, 3.5% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	8,000,000	8,000,000
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN Series Merlots 02 A4, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	765,000	765,000
		8,765,000
New Mexico - 0.4%
New Mexico Mtg. Fin. Auth. Participating VRDN Series Clipper 05 15, 3.5% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	3,400,000	3,400,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - 0.9%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 3.48% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	$ 8,700,000	$ 8,700,000
Non State Specific - 2.0%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 04 11, 3.54% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	3,010,000	3,010,000
Minnesota Hsg. Fin. Agcy. Participating VRDN Series Clipper 2006 1, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	4,940,000	4,940,000
Reset Optional Ctfs. Trust II-R Participating VRDN:
Series ROC II R8003MS, 3.51% (Liquidity Facility Citigroup, Inc.) (b)(d)	1,675,000	1,675,000
Series ROC II R8006JD, 3.51% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,990,000	2,990,000
Series ROC II R8008FA, 3.51% (Liquidity Facility Citigroup, Inc.) (b)(d)	1,075,000	1,075,000
Series ROC II R8011MN, 3.51% (Liquidity Facility Citigroup, Inc.) (b)(d)	1,680,000	1,680,000
Series ROC II R8014FA, 3.51% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,950,000	3,950,000
		19,320,000
North Carolina - 2.3%
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 3.52%, LOC Nat'l. City Bank, VRDN (b)(c)	705,000	705,000
Durham Hsg. Auth. Multi-family Hsg. Rev. (Lakeside Garden Apts. Proj.) 3.46%, LOC SunTrust Banks, Inc., VRDN (b)(c)	6,665,000	6,665,000
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series LB 04 L14, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	3,590,000	3,590,000
Series Merlots 00 A37, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	1,030,000	1,030,000
Series Merlots A70, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	2,100,000	2,100,000
Series Putters 1212, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	3,835,000	3,835,000
Raleigh Durham Arpt. Auth. Rev. Participating VRDN Series MT 100, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	3,430,000	3,430,000
		21,355,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - 1.8%
Ohio Air Quality Dev. Auth. Rev.:
(AK Steel Corp. Proj.) Series A, 3.52%, LOC ABN-AMRO Bank NV, VRDN (b)(c)	$ 3,500,000	$ 3,500,000
(Cincinnati Gas & Elec. Co. Proj.) Series A, 3.65%, VRDN (b)	2,000,000	2,000,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN:
Series BA 01 I, 3.53% (Liquidity Facility Bank of America NA) (b)(c)(d)	1,300,000	1,300,000
Series PT 582, 3.48% (Liquidity Facility Svenska Handelsbanken AB) (b)(c)(d)	3,440,000	3,440,000
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.) 3.69%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	6,800,000	6,800,000
		17,040,000
Oklahoma - 0.4%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 04 3, 3.5% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	4,026,449	4,026,449
Oregon - 0.9%
Oregon Homeowner Rev. Participating VRDN Series MT 228, 3.49% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(c)(d)	2,900,000	2,900,000
Portland Hsg. Auth. Rev. (New Columbia - Cecelia Proj.) 3.46%, LOC Bank of America NA, VRDN (b)(c)	5,750,000	5,750,000
		8,650,000
Pennsylvania - 3.3%
Allegheny County Indl. Dev. Auth. Rev.:
(Union Elec. Steel Co. Proj.) Series 1996 A, 3.49%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	1,000,000	1,000,000
(UPMC Children's Hosp. Proj.) Series 2004 A, 3.52%, VRDN (b)	5,600,000	5,600,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A1, 3.65%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	9,100,000	9,100,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Merck & Co. Proj.) Series 2000, 3.48%, VRDN (b)(c)	2,900,000	2,900,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1997 B2, 3.49%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	800,000	800,000
Series 2004 D3, 3.49%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	1,200,000	1,200,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.8%, VRDN (b)(c)	$ 800,000	$ 800,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev. Series A, 3.45% (AMBAC Insured), VRDN (b)(c)	9,300,000	9,300,000
		30,700,000
South Carolina - 3.0%
Berkeley County Exempt Facility Indl. Rev. (BP Amoco Chemical Co. Proj.) 3.65%, VRDN (b)(c)	2,140,000	2,140,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A, 3.52%, VRDN (b)(c)	4,000,000	4,000,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series B, 3.75%, VRDN (b)(c)	10,000,000	10,000,000
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Belton Woods Apt. Proj.) 3.46%, LOC SunTrust Banks, Inc., VRDN (b)(c)	5,415,000	5,415,000
(Cedarwoods Apts. Proj.) 3.46%, LOC SunTrust Banks, Inc., VRDN (b)(c)	5,580,000	5,580,000
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (Mohawk Ind., Inc. Proj.) Series 1997 A, 3.51%, LOC Wachovia Bank NA, VRDN (b)(c)	1,000,000	1,000,000
		28,135,000
South Dakota - 0.6%
South Dakota Hsg. Dev. Auth. Participating VRDN:
Series BA 01 S, 3.56% (Liquidity Facility Bank of America NA) (b)(c)(d)	2,100,000	2,100,000
Series LB 06 P41, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	3,350,000	3,350,000
		5,450,000
Tennessee - 1.2%
Knoxville Tennis Health & Edl. Facilities Board (Johnson Bible College Proj.) 3.53%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	3,750,000	3,750,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN Series Merlots 00 C, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value
Tennessee - continued
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. 3.58%, LOC Bank of America NA, VRDN (b)	$ 3,600,000	$ 3,600,000
Sullivan County Health, Edl. & Hosp. Board Hosp. Rev. Participating VRDN Series LB 06 F6, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	900,000	900,000
		11,250,000
Texas - 19.8%
Bell County Health Facilities Dev. Corp. Rev. (Scott & White Memorial Hosp. Proj.) Series 2001 2, 3.6% (MBIA Insured), VRDN (b)	8,680,000	8,680,000
Brazos County Hsg. Fin. Corp. Single Family Mortgage Rev. Participating VRDN Series MT 76, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	5,400,000	5,400,000
Brazos River Auth. Poll. Cont. Rev. Participating VRDN Series PA 1354, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	3,520,000	3,520,000
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev.:
(JT Venture Proj.) Series 1998, 3.65%, LOC JPMorgan Chase Bank, VRDN (b)(c)	11,900,000	11,900,000
(Merey Sweeny LP Proj.):
Series 2000 A, 3.65%, LOC JPMorgan Chase Bank, VRDN (b)(c)	12,200,000	12,200,000
Series 2002 A:
3.65%, LOC Bank of America NA, VRDN (b)(c)	8,300,000	8,300,000
3.65%, LOC JPMorgan Chase Bank, VRDN (b)(c)	5,500,000	5,500,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series Merlots 03 A34, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	1,600,000	1,600,000
Series PT 2830, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,755,000	1,755,000
Series PT 738, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	3,910,000	3,910,000
Series Putters 351, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	2,500,000	2,500,000
Series Putters 353, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	1,650,000	1,650,000
Fort Bend County Gen. Oblig. Participating VRDN Series Putters 1326, 3.47% (Liquidity Facility Deutsche Postbank AG) (b)(d)	2,775,000	2,775,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 A, 3.46%, LOC Sallie Mae, VRDN (a)(b)(c)	35,700,000	35,700,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Gulf Coast Indl. Dev. Auth. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.) Series 1999, 3.65%, LOC BNP Paribas SA, VRDN (b)(c)	$ 20,500,000	$ 20,500,000
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev. (Citgo Petroleum Corp. Proj.) 3.65%, LOC Royal Bank of Scotland Plc, VRDN (b)(c)	3,000,000	3,000,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Air Products Proj.) 3.5% (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)(c)	5,000,000	5,000,000
(BP Amoco Chemical Co. Proj.) 3.65%, VRDN (b)(c)	5,400,000	5,400,000
(BP Prods. North America, Inc. Proj.) 3.65%, VRDN (b)(c)	1,000,000	1,000,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.) Series 1994, 3.65%, VRDN (b)(c)	9,600,000	9,600,000
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.52% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	500,000	500,000
North Texas Higher Ed. Auth. Student Ln. Rev. Series 2006 A, 3.48% (AMBAC Insured), VRDN (b)(c)	2,100,000	2,100,000
Nueces River Auth. Wtr. Supply Rev. Participating VRDN Series Putters 1412, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,950,000	1,950,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products & Chemicals, Inc. Proj.):
3.67% (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)(c)	8,300,000	8,300,000
3.67%, VRDN (b)	5,000,000	5,000,000
Port Corpus Christi Indl. Dev. Corp. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.) Series 1998, 3.65%, LOC JPMorgan Chase Bank, VRDN (b)(c)	8,200,000	8,200,000
Port of Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 3.62%, VRDN (b)(c)	2,895,000	2,895,000
Texas Dept. Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series LB 05 L2, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	4,225,000	4,225,000
Texas Gen. Oblig. (Veterans Hsg. Assistance Prog.) Series A, 3.52% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(c)	3,465,000	3,465,000
		186,525,000
Municipal Securities - continued
	Principal Amount	Value
Virginia - 0.5%
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 3.47%, LOC Fannie Mae, VRDN (b)(c)	$ 3,000,000	$ 3,000,000
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 3.5% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	1,700,000	1,700,000
		4,700,000
Washington - 8.3%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Merlots 00 R, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	2,400,000	2,400,000
Clark County School District #37, Vancouver Participating VRDN Series PZ 55, 3.48% (Liquidity Facility BNP Paribas SA) (b)(d)	5,025,000	5,025,000
Pierce County Econ. Dev. Corp. Rev. (K&M Hldgs. II Proj.) Series 1997, 3.57%, LOC Wells Fargo Bank Nat'l. Assoc., VRDN (b)(c)	1,100,000	1,100,000
Port of Seattle Rev. Participating VRDN:
Series MT 139, 3.48% (Liquidity Facility BNP Paribas SA) (b)(c)(d)	2,875,000	2,875,000
Series PT 2171, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	3,095,000	3,095,000
Port of Tacoma Rev. Participating VRDN:
Series Putters 1043, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	3,060,000	3,060,000
Series Putters 1053, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	3,070,000	3,070,000
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Mount Ainstar Resort Proj.) 3.67%, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	9,145,000	9,145,000
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series E, 3.46%, LOC JPMorgan Chase Bank, VRDN (b)(c)	5,000,000	5,000,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Crestview Apts. Proj.) 3.68%, LOC Bank of America NA, VRDN (b)(c)	14,000,000	14,000,000
(Highland Park Apts. Proj.) Series A, 3.68%, LOC Bank of America NA, VRDN (b)(c)	5,320,000	5,320,000
(Seaport Landing Retirement Proj.) Series A, 3.73%, LOC Bank of America NA, VRDN (b)(c)	11,880,000	11,880,000
Municipal Securities - continued
	Principal Amount	Value
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(Silver Creek Retirement Proj.) Series A, 3.73%, LOC Wells Fargo Bank Nat'l. Assoc., VRDN (b)(c)	$ 5,100,000	$ 5,100,000
(Woodland Retirement Proj.) Series A, 3.73%, LOC Wells Fargo Bank Nat'l. Assoc., VRDN (b)(c)	6,875,000	6,875,000
		77,945,000
West Virginia - 0.1%
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.) Series 1990 B, 3.5%, LOC Deutsche Bank AG, VRDN (b)(c)	915,000	915,000
Wisconsin - 0.3%
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 3.7%, LOC JPMorgan Chase Bank, VRDN (b)(c)	1,100,000	1,100,000
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Participating VRDN Series PA 1331, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,545,000	1,545,000
		2,645,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $941,970,274)		941,970,274
NET OTHER ASSETS - 0.2%		1,495,715
NET ASSETS - 100%		$ 943,465,989
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,700,000 or 3.8% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
Income Tax Information
At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $941,970,274.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Security Lending
Cash Central Fund

August 31, 2006

CSL-QTLY-1006

1.805768.102

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 7.9%
Due Date	Yield (a)	Principal Amount	Value
Fannie Mae - 2.5%
3/30/07 to 9/5/07	5.26 to 5.61% (b)	$ 298,000,000	$ 295,070,208
Federal Home Loan Bank - 2.1%
4/25/07 to 9/14/07	5.24 to 5.56 (d)	238,675,000	238,578,106
Freddie Mac - 3.3%
9/6/06 to 1/18/07	4.26 to 5.43	388,949,000	385,293,584
TOTAL FEDERAL AGENCIES			918,941,898
Repurchase Agreements - 93.5%
	Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations) dated 8/31/06 due 9/1/06 at:
5.29% (c)	$ 9,997,033,163	9,995,565,000
5.29% (c)	355,373,163	355,321,000
With:
Goldman Sachs & Co. at:
5.38%, dated 8/31/06 due 9/1/06 (Collateralized by Mortgage Loan Obligations valued at $315,000,001, 5.63% - 7.77%, 11/25/35 - 5/25/46)	300,044,854	300,000,000
5.41%, dated 8/31/06 due 9/1/06 (Collateralized by Corporate Loan Obligations valued at $78,750,000, 5.5% - 7.83%, 5/1/10 - 8/25/36)	75,011,276	75,000,000
Merrill Lynch, Pierce, Fenner & Smith at 5.35%, dated 8/31/06 due 9/1/06 (Collateralized by Mortgage Loan Obligations valued at $237,302,466, 4.12% - 7.13%, 5/25/32 - 11/12/37)	226,033,602	226,000,000
TOTAL REPURCHASE AGREEMENTS		10,951,886,000
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $11,870,827,898)		11,870,827,898
NET OTHER ASSETS - (1.4)%		(160,720,250)
NET ASSETS - 100%		$ 11,710,107,648
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(c) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$9,995,565,000 due 9/1/06 at 5.29%
Banc of America Securities LLC.	$ 3,851,473,587
Bank of America, National Association	647,310,510
Barclays Capital Inc.	2,146,949,011
Citigroup Global Markets Inc.	161,827,628
Countrywide Securities Corporation	809,138,138
Goldman, Sachs & Co.	485,482,883
UBS Securities LLC	1,618,276,276
WestLB AG	275,106,967
$ 9,995,565,000

$355,321,000 due 9/1/06 at 5.29%
Banc of America Securities LLC.	$ 93,060,262
Credit Suisse First Boston LLC	262,260,738
$ 355,321,000
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Income Tax Information
At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $11,870,827,898.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax-Free
Cash Central Fund

August 31, 2006

TFC-QTLY-1006

1.805752.102

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.7%
	Principal Amount	Value
Alabama - 2.5%
Birmingham Spl. Care Facilities Auth. Rev. Participating VRDN Series AAB 20, 3.45% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	$ 1,000,000	$ 1,000,000
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 A, 3.6%, VRDN (a)	1,510,000	1,510,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 3.6%, VRDN (a)	10,725,000	10,725,000
		13,235,000
Alaska - 2.8%
Valdez Marine Term. Rev. (BP Pipelines, Inc. Proj.):
Series B, 3.6%, VRDN (a)	5,520,000	5,520,000
3.6%, VRDN (a)	9,250,000	9,250,000
		14,770,000
Arizona - 0.1%
Phoenix Civic Impt. Corp. District Rev. Participating VRDN Series PZ 85, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	300,000	300,000
California - 1.8%
California Pub. Works Board Lease Rev. Participating VRDN Series PT 3262, 3.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,000,000	3,000,000
Coachella Valley Unified School District Participating VRDN Series PT 3147, 3.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,475,000	6,475,000
		9,475,000
Colorado - 2.4%
Adams & Arapahoe Counties Joint School District #28J Aurora Participating VRDN Series PT 3667, 3.45% (Liquidity Facility DEPFA BANK PLC) (a)(b)	1,180,000	1,180,000
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series TOC 06 Z2, 3.48% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	2,995,000	2,995,000
Colorado Health Facilities Auth. Rev. (Catholic Health Initiatives Proj.) Series B2, 3.46% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	4,255,000	4,255,000
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series MS 997, 3.48% (Liquidity Facility Morgan Stanley) (a)(b)	4,050,000	4,050,000
Municipal Securities - continued
	Principal Amount	Value
Colorado - continued
E-470 Pub. Hwy. Auth. Rev. Participating VRDN: - continued
Series PZ 112, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 225,000	$ 225,000
Series PZ 46, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	200,000	200,000
		12,905,000
District Of Columbia - 0.6%
District of Columbia Gen. Oblig. Participating VRDN Series Merlots 01 A127, 3.45% (Liquidity Facility Wachovia Bank NA) (a)(b)	3,095,000	3,095,000
Florida - 11.7%
Boynton Beach Cmnty. Redev. Agcy. Tax Increment Rev. Participating VRDN Series Putters 657, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,590,000	1,590,000
Broward County Edl. Facilities Auth. Rev. 3.57%, LOC Bank of America NA, VRDN (a)	11,600,000	11,600,000
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 3.64%, VRDN (a)	7,635,000	7,635,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 3.61%, VRDN (a)	1,390,000	1,390,000
Florida Board of Ed. Cap. Outlay Participating VRDN Series PA 969, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,095,000	3,095,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series PT 1981, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,995,000	4,995,000
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.):
Series 1985 C, 3.44%, VRDN (a)	3,500,000	3,500,000
Series 1985 D, 3.44%, VRDN (a)	4,500,000	4,500,000
Manatee County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 3.57%, VRDN (a)	5,250,000	5,250,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 3.45%, VRDN (a)	1,400,000	1,400,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series A, 3.43%, LOC Bank of America NA, VRDN (a)	600,000	600,000
Orange County School Board Ctfs. of Prtn. Participating VRDN Series Putters 738, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,545,000	1,545,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Orlando Utils. Commission Wtr. & Elec. Rev. Participating VRDN:
Series PT 2285, 3.43% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	$ 9,365,000	$ 9,365,000
Series PT 2372, 3.43% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	6,000,000	6,000,000
		62,465,000
Georgia - 0.6%
Georgia Gen. Oblig. Participating VRDN:
Series MS 1034, 3.45% (Liquidity Facility Morgan Stanley) (a)(b)	2,357,500	2,357,500
Series PT 2228, 3.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,000,000	1,000,000
		3,357,500
Hawaii - 1.7%
Hawaii Gen. Oblig. Participating VRDN Series PT 3196, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	9,135,000	9,135,000
Illinois - 9.3%
Chicago Gen. Oblig. Participating VRDN:
Series PT 2357, 3.44% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	5,705,000	5,705,000
Series PT 2359, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,710,000	1,710,000
Series Solar 06 3, 3.44% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	3,825,000	3,825,000
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series ROC II R1075, 3.45% (Liquidity Facility Citigroup, Inc.) (a)(b)	2,085,000	2,085,000
Chicago Park District Participating VRDN Series Putters 974, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,460,000	1,460,000
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 3.53%, LOC Harris NA, VRDN (a)	700,000	700,000
Illinois Edl. Facilities Auth. Revs.:
(Chicago Children's Museum Proj.) Series 1994, 3.53%, LOC JPMorgan Chase Bank, VRDN (a)	1,170,000	1,170,000
(Field Museum of Natural History Proj.) Series 2000, 3.48%, LOC JPMorgan Chase Bank, VRDN (a)	2,250,000	2,250,000
Illinois Fin. Auth. Rev. Participating VRDN Series PT 3252, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,500,000	1,500,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - continued
Illinois Gen. Oblig.:
Participating VRDN:
Series PT 2010, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 2,825,000	$ 2,825,000
Series PT 871, 3.45% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	2,000,000	2,000,000
Series Putters 605, 3.45% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,895,000	1,895,000
Series Putters 687, 3.45% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,895,000	1,895,000
Series 2003 B, 3.47% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	6,500,000	6,500,000
Illinois Health Facilities Auth. Rev. (Swedish Covenant Hosp. Proj.) Series 2003 A, 3.43%, LOC LaSalle Bank NA, VRDN (a)	7,130,000	7,130,000
Illinois Sales Tax Rev. Participating VRDN Series MACN 06 C, 3.45% (Liquidity Facility Bank of America NA) (a)(b)	1,750,000	1,750,000
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series PZ 84, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,330,000	3,330,000
Will County Cmnty. Hsd # 210 Participating VRDN Series PZ 104, 3.48% (Liquidity Facility BNP Paribas SA) (a)(b)	160,000	160,000
Will County Cmnty. Unit School District #365, Valley View Participating VRDN Series TOC 06 Z10, 3.48% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	2,065,000	2,065,000
		49,955,000
Indiana - 2.1%
Boone County Hosp. Assoc. Lease Rev. Participating VRDN Series Putters 908, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,000,000	1,000,000
Carmel School Bldg. Corp. Participating VRDN Series PT 02 1458, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,030,000	1,030,000
Hammond Poll. Cont. Rev. (Amoco Oil Co. Proj.) Series 1994, 3.6% (BP PLC Guaranteed), VRDN (a)	2,090,000	2,090,000
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series B, 3.62%, LOC Nat'l. City Bank, Indiana, VRDN (a)	1,000,000	1,000,000
Indiana Trans. Fin. Auth. Hwy. Participating VRDN Series Piper 04 E, 3.46% (Liquidity Facility Bank of New York, New York) (a)(b)	6,000,000	6,000,000
		11,120,000
Municipal Securities - continued
	Principal Amount	Value
Iowa - 0.8%
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives Proj.) 3.62%, LOC KBC Bank NV, VRDN (a)	$ 3,800,000	$ 3,800,000
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) 3.46%, LOC Bank of America NA, VRDN (a)	500,000	500,000
		4,300,000
Kentucky - 0.2%
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Participating VRDN Series PT 2702, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	865,000	865,000
Louisiana - 0.6%
Louisiana Office Facilities Lease Rev. Participating VRDN Series PT 2031, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,000,000	2,000,000
New Orleans Aviation Board Rev. Series 1993 B, 3.55% (MBIA Insured), VRDN (a)	1,225,000	1,225,000
		3,225,000
Maryland - 1.1%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN Series MT 160, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	40,000	40,000
Maryland Health & Higher Edl. Facilities Auth. Rev. (Edenwald Proj.) Series B, 3.44%, LOC Manufacturers & Traders Trust Co., VRDN (a)	4,750,000	4,750,000
Montgomery County Gen. Oblig. Series 2006 B, 3.57% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	1,000,000	1,000,000
		5,790,000
Michigan - 8.8%
Detroit City School District Participating VRDN:
Series AAB 04 39, 3.45% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	1,000,000	1,000,000
Series DB 182, 3.44% (Liquidity Facility Deutsche Bank AG) (a)(b)	5,200,000	5,200,000
Series PT 3364, 3.44% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)	3,500,000	3,500,000
Detroit Swr. Disp. Rev.:
Participating VRDN Series PA 1183, 3.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,000,000	1,000,000
Series A, 3.41% (FGIC Insured), VRDN (a)	5,000,000	5,000,000
Eclipse Fdg. Trust Participating VRDN Series Solar 06 21, 3.43% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	4,670,000	4,670,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Fraser Pub. School District Participating VRDN Series AAB 05 39, 3.45% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	$ 1,515,000	$ 1,515,000
Grand Rapids San. Swr. Sys. Rev. Impt. Participating VRDN Series EGL 98 2201, 3.46% (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
Michigan Bldg. Auth. Rev. Participating VRDN:
Series AAB 02 35, 3.45% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	1,000,000	1,000,000
Series ROC II R4551, 3.45% (Liquidity Facility Citigroup, Inc.) (a)(b)	2,200,000	2,200,000
Series ROC II R550, 3.45% (Liquidity Facility Citibank NA) (a)(b)	2,000,000	2,000,000
Series Stars 101, 3.44% (Liquidity Facility BNP Paribas SA) (a)(b)	5,855,000	5,855,000
Michigan Hosp. Fin. Auth. Hosp. Rev. (Trinity Health Sys. Proj.):
Series G, 3.57% (CIFG North America Insured), VRDN (a)	2,420,000	2,420,000
Series H, 3.6% (CIFG North America Insured), VRDN (a)	9,770,000	9,770,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Symphony Orchestra, Inc. Proj.) Series 2001 B, 3.6%, LOC LaSalle Bank Midwest NA, VRDN (a)	1,000,000	1,000,000
		47,130,000
Minnesota - 0.9%
Minneapolis Gen. Oblig. Participating VRDN Series Putters 641, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,320,000	1,320,000
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN Series PZ 77, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,180,000	1,180,000
Univ. of Minnesota Participating VRDN Series MS 01 648, 3.45% (Liquidity Facility Morgan Stanley) (a)(b)	2,400,000	2,400,000
		4,900,000
Mississippi - 2.8%
Mississippi Gen. Oblig. Series 2003 E, 3.46% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	15,000,000	15,000,000
Missouri - 1.4%
Howard Bend Levee District Participating VRDN Series PT 3338, 3.44% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
Missouri - continued

Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (BJC Health Sys. Proj.) Series B, 3.6% (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility JPMorgan Chase Bank), VRDN (a)

	$ 3,800,000	$ 3,800,000
Missouri Health & Edl. Facilities Auth. Rev. (Washington Univ. Proj.) Series A, 3.6% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	1,500,000	1,500,000
		7,300,000
Nebraska - 0.2%
Omaha Pub. Pwr. District Participating VRDN Series Solar 06 25, 3.44% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	1,000,000	1,000,000
Nevada - 0.6%
Clark County Arpt. Rev. Participating VRDN Series DB 180, 3.45% (Liquidity Facility Deutsche Bank AG) (a)(b)	3,430,000	3,430,000
New Jersey - 1.0%
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series PT 2363A, 3.43% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	1,470,000	1,470,000
Series PZ 116, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,755,000	3,755,000
		5,225,000
New Mexico - 1.2%
Bernalillo County Gross Receipt Tax Rev. Participating VRDN Series Putters 1118, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	3,400,000	3,400,000
Hurly Poll. Cont. Rev. (Kennecott Sante Fe Corp. Proj.) Series 1985, 3.6%, VRDN (a)	3,005,000	3,005,000
		6,405,000
New York - 6.2%
New York Convention Ctr. Dev. Corp. Rev. Participating VRDN Series MACN 05 S, 3.44% (Liquidity Facility Bank of America NA) (a)(b)	9,995,000	9,995,000
New York State Dorm. Auth. Revs. Participating VRDN:
Series Merlots 03 B9, 3.44% (Liquidity Facility Wachovia Bank NA) (a)(b)	7,425,000	7,425,000
Series Putters 1187, 3.45% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,995,000	2,995,000
New York State Urban Dev. Corp. Rev. Participating VRDN Series PT 2460, 3.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,170,000	3,170,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series MS 06 1403, 3.43% (Liquidity Facility Morgan Stanley) (a)(b)	$ 4,165,000	$ 4,165,000
TSASC, Inc. Rev. Participating VRDN Series ROC II R519CE, 3.46% (Liquidity Facility Citibank NA) (a)(b)	5,600,000	5,600,000
		33,350,000
Non State Specific - 1.0%
Reset Optional Ctfs. Trust II-R Participating VRDN:
Series ROC II R8003MS, 3.51% (Liquidity Facility Citigroup, Inc.) (a)(b)	810,000	810,000
Series ROC II R8006JD, 3.51% (Liquidity Facility Citigroup, Inc.) (a)(b)	1,510,000	1,510,000
Series ROC II R8008FA, 3.51% (Liquidity Facility Citigroup, Inc.) (a)(b)	500,000	500,000
Series ROC II R8011MN, 3.51% (Liquidity Facility Citigroup, Inc.) (a)(b)	795,000	795,000
Series ROC II R8014FA, 3.51% (Liquidity Facility Citigroup, Inc.) (a)(b)	1,880,000	1,880,000
		5,495,000
North Carolina - 0.3%
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Participating VRDN Series Putters 918, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,790,000	1,790,000
North Dakota - 0.8%
Grand Forks Health Care Facilities (The United Hosp. Proj.) Series 1996 A, 3.64%, LOC LaSalle Bank NA, VRDN (a)	4,285,000	4,285,000
Ohio - 4.3%
Cleveland Arpt. Sys. Rev. 3.43% (FSA Insured), VRDN (a)	1,220,000	1,220,000
Cleveland-Cuyahoga County Port Auth. Rev. (Carnegie/96th Research Bldg., LLC Proj.) Series 2003, 3.48%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	2,000,000	2,000,000
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.):
Subseries B1, 3.66%, VRDN (a)	2,000,000	2,000,000
Subseries B3, 3.66%, VRDN (a)	3,000,000	3,000,000
Dayton School District Participating VRDN Series SG 173, 3.44% (Liquidity Facility Societe Generale) (a)(b)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Gen. Oblig. Participating VRDN Series PT 1591, 3.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 10,340,000	$ 10,340,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series A, 3.57%, LOC Barclays Bank PLC, VRDN (a)	3,300,000	3,300,000
		22,860,000
Oklahoma - 1.1%
Oklahoma Cap. Impt. Auth. Facilities (Higher Ed. Projs.) Series 2006 D3, 3.58% (CIFG North America Insured), VRDN (a)	3,000,000	3,000,000
Tulsa County Indl. Auth. Rev. (Montereau Warren Woods Proj.) 3.6%, LOC BNP Paribas SA, VRDN (a)	3,025,000	3,025,000
		6,025,000
Pennsylvania - 4.2%
Allegheny County Indl. Dev. Auth. Rev.:
(Sacred Heart High School Proj.) 3.45%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,000,000	1,000,000
(UPMC Children's Hosp. Proj.) Series 2004 A, 3.52%, VRDN (a)	600,000	600,000
Geisinger Auth. Health Sys. Rev. (Geisinger Health Sys. Proj.) Series B, 3.58% (Liquidity Facility Wachovia Bank NA), VRDN (a)	6,700,000	6,700,000
Pennsylvania Gen. Oblig. Participating VRDN Series Merlots 04 B15, 3.45% (Liquidity Facility Wachovia Bank NA) (a)(b)	1,890,000	1,890,000
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN Series AAB 03 24, 3.45% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	1,000,000	1,000,000
Pennsylvania Tpk. Commission Registration Fee Rev. Participating VRDN Series Putters 1167, 3.45% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,350,000	2,350,000
Pennsylvania Tpk. Commission Tpk. Rev. Series 2002 A1, 3.46% (Liquidity Facility WestLB AG), VRDN (a)	1,000,000	1,000,000
Philadelphia Hosp. & Higher Ed. Facilities Auth. Hosp. Rev. (Temple Univ. Proj.) Series A, 3.43%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,000,000	1,000,000
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series MS 773, 3.45% (Liquidity Facility Morgan Stanley) (a)(b)	2,495,000	2,495,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series MS 01 752, 3.45% (Liquidity Facility Morgan Stanley) (a)(b)	$ 3,715,000	$ 3,715,000
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN Series MS 1248, 3.45% (Liquidity Facility Morgan Stanley) (a)(b)	800,000	800,000
		22,550,000
Rhode Island - 0.3%
Narragansett Bay Commission Wastewtr. Sys. Rev. Participating VRDN Series LB 05 K7, 3.47% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	1,540,000	1,540,000
South Carolina - 1.4%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series PT 1877, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,640,000	3,640,000
York County School District #4 Participating VRDN Series TOC 04 F, 3.45% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	3,600,000	3,600,000
		7,240,000
Tennessee - 3.6%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
3.58%, LOC Bank of America NA, VRDN (a)	3,540,000	3,540,000
3.58%, LOC Bank of America NA, VRDN (a)	2,700,000	2,700,000
Elizabethton & Johnson City Health & Ed. Facilities Board Participating VRDN Series LB 06 P10, 3.47% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	1,185,000	1,185,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev.:
(Tennessee County Ln. Pool Prog.) 3.58%, LOC Bank of America NA, VRDN (a)	700,000	700,000
3.58%, LOC Bank of America NA, VRDN (a)	7,750,000	7,750,000
Sevier County Pub. Bldg. Auth. Rev. Series IV B3, 3.61% (FSA Insured), VRDN (a)	3,000,000	3,000,000
Sullivan County Health, Edl. & Hosp. Board Hosp. Rev. Participating VRDN Series LB 06 F6, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	400,000	400,000
		19,275,000
Texas - 11.0%
Arlington Spl. Oblig.:
Participating VRDN Series LB 05 L19, 3.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Arlington Spl. Oblig.: - continued
Series B, 3.45% (MBIA Insured), VRDN (a)	$ 1,500,000	$ 1,500,000
Bell County Health Facilities Dev. Corp. Rev. (Scott & White Memorial Hosp. Proj.):
Series 2001 1, 3.6% (MBIA Insured), VRDN (a)	1,105,000	1,105,000
Series 2001 2, 3.6% (MBIA Insured), VRDN (a)	5,950,000	5,950,000
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 3.48%, LOC JPMorgan Chase Bank, VRDN (a)	1,200,000	1,200,000
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN Series TOC 05 Y, 3.45% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	1,695,000	1,695,000
Copperas Cove Independent School District Participating VRDN Series PT 3046, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,600,000	5,600,000
Denton County Gen. Oblig. Participating VRDN Series SGA 117, 3.6% (Liquidity Facility Societe Generale) (a)(b)	100,000	100,000
El Paso Independent School District Participating VRDN Series Putters 1035, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	4,275,000	4,275,000
Frisco Independent School District Participating VRDN Series Putters 476, 3.45% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,390,000	1,390,000
Harris County Ind. Dev. Corp. 3.46%, LOC Royal Bank of Canada, VRDN (a)	9,100,000	9,100,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Children's Hosp. Proj.) Series 1999 B1, 3.6% (MBIA Insured), VRDN (a)	450,000	450,000
Harris County Health Facilities Dev. Corp. Rev. (Texas Med. Ctr. Proj.) Series 2001, 3.6% (MBIA Insured), VRDN (a)	2,100,000	2,100,000
Harris County-Houston Sports Auth. Spl. Rev. Participating VRDN Series PZ 65, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,450,000	1,450,000
Houston Gen. Oblig. Participating VRDN Series Putters 489, 3.45% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,285,000	2,285,000
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.52% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	600,000	600,000
Houston Util. Sys. Rev. Participating VRDN Series Putters 1070 B, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	3,300,000	3,300,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series SG 120, 3.44% (Liquidity Facility Societe Generale) (a)(b)	395,000	395,000
Leander Independent School District Participating VRDN Series Piper 2005 C, 3.49% (Liquidity Facility Bank of New York, New York) (a)(b)	460,000	460,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Mesquite Independent School District Participating VRDN Series Putters 1032, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	$ 2,990,000	$ 2,990,000
Pearland Independent School District Participating VRDN Series SG 106, 3.44% (Liquidity Facility Societe Generale) (a)(b)	600,000	600,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN:
Series Merlots 01 A10, 3.45% (Liquidity Facility Wachovia Bank NA) (a)(b)	5,765,000	5,765,000
Series SG 101, 3.44% (Liquidity Facility Societe Generale) (a)(b)	350,000	350,000
Texas A&M Univ. Rev. Participating VRDN Series Putters 945, 3.45% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,995,000	1,995,000
Waste Side Calhoun County Corp. Poll. Cont. Rev. (Sohio Chemical Co. Proj.) 3.6% (BP PLC Guaranteed), VRDN (a)	1,100,000	1,100,000
		58,755,000
Utah - 7.0%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1991, 3.48%, LOC BNP Paribas SA, VRDN (a)	7,000,000	7,000,000
Murray City Hosp. Rev. (IHC Health Services, Inc. Proj.) Series B, 3.6% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,700,000	3,700,000
Salt Lake County Poll. Cont. Rev. (Svc. Station Hldgs., Inc. Proj.) Series 1994, 3.6%, VRDN (a)	6,315,000	6,315,000
Utah Trans. Auth. Sales Tax Rev.:
Participating VRDN Series MS 1197, 3.45% (Liquidity Facility Morgan Stanley) (a)(b)	5,370,000	5,370,000
Series A, 3.55%, LOC Fortis Banque SA, VRDN (a)	2,510,000	2,510,000
Weber County Hosp. Rev. (IHC Health Services, Inc. Proj.) Series C, 3.6% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	12,580,000	12,580,000
		37,475,000
Virginia - 0.0%
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN Series SG 134, 3.43% (Liquidity Facility Societe Generale) (a)(b)	240,000	240,000
Washington - 2.1%
King County Gen. Oblig. Participating VRDN Series DB-174, 3.44% (Liquidity Facility Deutsche Bank AG) (a)(b)	1,250,000	1,250,000
Port of Seattle Rev. Participating VRDN:
Series DB 168, 3.44% (Liquidity Facility Deutsche Bank AG) (a)(b)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Washington - continued
Port of Seattle Rev. Participating VRDN: - continued
Series MS 1028, 3.45% (Liquidity Facility Morgan Stanley) (a)(b)	$ 2,895,000	$ 2,895,000
Washington Gen. Oblig. Participating VRDN Series Putters 1073, 3.45% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,500,000	2,500,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series LB 05 L1, 3.47% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	3,610,000	3,610,000
		11,255,000
West Virginia - 0.4%
West Virginia Gen. Oblig. Participating VRDN Series Putters 1083, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,995,000	1,995,000
Wisconsin - 0.8%
Wisconsin Health & Edl. Facilities Auth. Rev.:
Series B, 3.43%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	3,500,000	3,500,000
3.43%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	1,000,000	1,000,000
		4,500,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $533,012,500)		533,012,500
NET OTHER ASSETS - 0.3%		1,399,778
NET ASSETS - 100%		$534,412,278
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.
Income Tax Information
At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $533,012,500.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 25, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 25, 2006